Income Taxes - Schedule of Deferred Tax Assets and Liabilities Within the Same Jurisdiction (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Noncurrent deferred tax assets	$ 37	$ 262
Noncurrent deferred tax liabilities	34,212	42,126
Net deferred tax liabilities	$ 34,175	$ 41,864